FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2019
Financial Income [Abstract]
FINANCIAL INCOME, NET
19. FINANCIAL INCOME, NET

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Interest income	11,802	46,919	52,889
Gains from fair value change of equity securities with readily determinable fair value (1)	—	—	68,555
Bank charges	(238)	(851)	(444)
Others	—	—	370

	11,564	46,068	121,370

(1)	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 8).